Audit Information	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Auditor Information [Abstract]
Auditor firm ID	1247	1247	42
Auditor name	Ernst & Young LLP	Ernst & Young LLP	Ernst & Young LLP
Auditor location	Singapore	Singapore	San Jose, California